Cover	Aug. 03, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 03, 2021
Entity File Number	001-37503
Entity Registrant Name	B. Riley FinanCIAl, Inc.
Entity Central Index Key	0001464790
Entity Tax Identification Number	27-0223495
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	11100 Santa Monica Boulevard
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90025
City Area Code	(310)
Local Phone Number	966-1444
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable
Common Stock, par value $0.0001 per share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	RILY
Security Exchange Name	NASDAQ